Note 18 - Regulatory Matters (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 27, 2018	Dec. 31, 2014
Common Equity Tier 1 Required For Capital Adequacy To Risk Weighted Assets	4.50%	4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	6.00%		4.00%
Capital Conservation Buffer	2.50%
Risk Weighting for Certain Assets	150.00%			100.00%
Common Equity Tier 1 Capital			$ 6,500,000
Payments of Dividends, Total	$ 676,000	$ 511,000
Retained Earnings (Accumulated Deficit), Ending Balance	15,937,000	14,136,000
Quaint Oak Bank [Member]
Payments of Dividends, Total		$ 750,000
Retained Earnings (Accumulated Deficit), Ending Balance	$ 4,300,000
Subordinated Debt [Member]
Debt Instrument, Face Amount			$ 8,000,000